Capital disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Liquidity And Capitalization [Abstract]
Schedule of liquidity and capitalization

As at	Dec 31 2023	Dec 31 2022
Liquidity:
Cash and cash equivalents	$458,015	$857,747
Undrawn credit facility	300,000	300,000
Undrawn G3 construction facility	—	300,000
Total liquidity	$758,015	$1,457,747
Capitalization:
Unsecured notes, including current portion	1,985,660	1,983,374
Other limited recourse debt facilities, including current portion	156,141	168,139
Total debt	2,141,801	2,151,513
Non-controlling interests	242,090	317,444
Shareholders’ equity	1,930,927	2,112,013
Total capitalization	$4,314,818	$4,580,970
Total debt to capitalization [1]	50%	47%
Net debt to capitalization [2]	44%	35%
[1]     Total debt (including Other limited recourse debt facilities) divided by total capitalization.
[2] Total debt (including Other limited recourse debt facilities) less cash and cash equivalents divided by total capitalization less cash and cash equivalents.